Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Derivative Financial Instruments at Fair Value through Profit or Loss

Derivative financial instruments at fair value through profit or loss as of December 31, 2018 and 2017 are the following:

	Notes	December 31, 2018	December 31, 2017
Derivatives not designated as hedges – Liabilities
Derivative contracts of interest rate	22	$(17)	$137

Total		$(17)	$137